Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of American Century NVIT Multi Cap Value Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Growth Fund, American Funds NVIT Growth-Income Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, Blackrock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Bond Index Fund, NVIT CardinalSM Aggressive Fund, NVIT CardinalSM Balanced Fund, NVIT CardinalSM Capital Appreciation Fund, NVIT CardinalSM Conservative Fund, NVIT CardinalSM Managed Growth & Income Fund, NVIT CardinalSM Managed Growth Fund, NVIT CardinalSM Moderate Fund, NVIT CardinalSM Moderately Aggressive Fund, NVIT CardinalSM Moderately Conservative Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT DFA Capital Appreciation Fund, NVIT DFA Moderate Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT GS Small Cap Equity Insights Fund, NVIT International Equity Fund, NVIT International Index Fund, NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor Destinations Managed Growth & Income Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT iShares® Fixed Income ETF Fund, NVIT iShares® Global Equity ETF Fund, NVIT J.P. Morgan Disciplined Equity Fund, NVIT J.P. Morgan MozaicSM Multi-Asset Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Managed American Funds Growth-Income Fund, NVIT Mid Cap Index Fund, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager International Value Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, NVIT Multi-Manager Small Cap Value Fund, NVIT Multi-Manager Small Company Fund, NVIT Nationwide Fund, NVIT Real Estate Fund, NVIT S&P 500 Index Fund, NVIT Short Term Bond Fund, NVIT Small Cap Index Fund, NVIT U.S. 130/30 Equity Fund and Templeton NVIT International Value Fund

In planning and performing our audits of the financial statements of each of the funds constituting Nationwide Variable Insurance Trust as listed in Appendix A (hereafter referred to as the “Funds”) as of and for the periods ended December 31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2019.

This report is intended solely for the information and use of the Board of Trustees of Nationwide Variable Insurance Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2020

Appendix A

1.	American Century NVIT Multi Cap Value Fund
2.	American Funds NVIT Asset Allocation Fund
3.	American Funds NVIT Bond Fund
4.	American Funds NVIT Global Growth Fund
5.	American Funds NVIT Growth Fund
6.	American Funds NVIT Growth-Income Fund
7.	Amundi NVIT Multi Sector Bond Fund
8.	BlackRock NVIT Equity Dividend Fund
9.	Blackrock NVIT Managed Global Allocation Fund
10.	DoubleLine NVIT Total Return Tactical Fund
11.	Federated NVIT High Income Bond Fund
12.	Neuberger Berman NVIT Multi Cap Opportunities Fund
13.	Neuberger Berman NVIT Socially Responsible Fund
14.	NVIT Bond Index Fund
15.	NVIT CardinalSM Aggressive Fund
16.	NVIT CardinalSM Balanced Fund
17.	NVIT CardinalSM Capital Appreciation Fund
18.	NVIT CardinalSM Conservative Fund
19.	NVIT CardinalSM Managed Growth & Income Fund
20.	NVIT CardinalSM Managed Growth Fund
21.	NVIT CardinalSM Moderate Fund
22.	NVIT CardinalSM Moderately Aggressive Fund
23.	NVIT CardinalSM Moderately Conservative Fund
24.	NVIT Core Bond Fund
25.	NVIT Core Plus Bond Fund
26.	NVIT DFA Capital Appreciation Fund
27.	NVIT DFA Moderate Fund
28.	NVIT Dynamic U.S. Growth Fund
29.	NVIT Emerging Markets Fund
30.	NVIT Government Bond Fund
31.	NVIT Government Money Market Fund
32.	NVIT GS International Equity Insights Fund****
33.	NVIT GS Large Cap Equity Insights Fund***
34.	NVIT GS Small Cap Equity Insights Fund*****
35.	NVIT International Equity Fund
36.	NVIT International Index Fund
37.	NVIT Investor Destinations Aggressive Fund
38.	NVIT Investor Destinations Balanced Fund
39.	NVIT Investor Destinations Capital Appreciation Fund
40.	NVIT Investor Destinations Conservative Fund
41.	NVIT Investor Destinations Managed Growth & Income Fund
42.	NVIT Investor Destinations Managed Growth Fund
43.	NVIT Investor Destinations Moderate Fund
44.	NVIT Investor Destinations Moderately Aggressive Fund
45.	NVIT Investor Destinations Moderately Conservative Fund
46.	NVIT iShares® Fixed Income ETF Fund*
47.	NVIT iShares® Global Equity ETF Fund*
48.	NVIT J.P. Morgan Disciplined Equity Fund**
49.	NVIT J.P. Morgan MozaicSM Multi-Asset Fund**
50.	NVIT Managed American Funds Asset Allocation Fund
51.	NVIT Managed American Funds Growth-Income Fund
52.	NVIT Mid Cap Index Fund
53.	NVIT Multi-Manager International Growth Fund
54.	NVIT Multi-Manager International Value Fund

55.	NVIT Multi-Manager Large Cap Growth Fund
56.	NVIT Multi-Manager Large Cap Value Fund
57.	NVIT Multi-Manager Mid Cap Growth Fund
58.	NVIT Multi-Manager Mid Cap Value Fund
59.	NVIT Multi-Manager Small Cap Growth Fund
60.	NVIT Multi-Manager Small Cap Value Fund
61.	NVIT Multi-Manager Small Company Fund
62.	NVIT Nationwide Fund
63.	NVIT Real Estate Fund
64.	NVIT S&P 500 Index Fund
65.	NVIT Short Term Bond Fund
66.	NVIT Small Cap Index Fund
67.	NVIT U.S. 130/30 Equity Fund***
68.	Templeton NVIT International Value Fund

*	January 24, 2019 (commencement of operations) through December 31, 2019
**	October 7, 2019 (commencement of operations) through December 31, 2019
***	October 25, 2019 (commencement of operations) through December 31, 2019
****	November 15, 2019 (commencement of operations) through December 31, 2019
*****	October 11, 2019 (commencement of operations) through December 31, 2019